Finance income and finance costs	12 Months Ended
Dec. 31, 2023
Finance income and finance costs
Finance income and finance costs
28 Finance income and finance costs
Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Foreign exchange gain	22,162	10,496	1,336
Interest and similar income	258	388	1,738
Interest income from financial assets at fair value through OCI	2,344	4,064	2,788
Fair value gain on financial assets at fair value through profit or loss	—	—	237
Other income	—	305	90
Finance income	24,764	15,253	6,189
Foreign exchange loss	7,485	7,492	11,804
Interest and similar expense	1,606	1,718	2,168
Fair value loss on financial assets at fair value through profit and loss	998	7,167	13,601
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	—	2,290	3,908
Other charges	242	951	—
Finance costs	10,331	19,618	31,481
In 2023, financial assets measured at fair value through profit or loss included investments in securities (Note 12). These financial assets yielded a fair value gain of USD 237 thousand in 2023 (2022: nil and 2021: nil) and incurred a fair value loss of USD 13,601 thousand (2022: 7,167 thousand and 2021: 998 thousand) realized upon sale, along with transaction costs of USD 1,080 thousand (2022: nil and 2021: nil) recognized under interest and similar expense. These were fully disposed of in 2023.
Interest income from financial assets at fair value through OCI includes the interest measured and recognized according to effective interest rate method and amounts to USD 2,788 thousand (2022: 4,064 thousand and 2021: 2,344 thousand).